Credit Risk - Summary of Country Risk Exposure (Parenthetical) (Detail) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Risk exposures	£ 346,500,000,000	£ 336,100,000,000
Eurozone Countries [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,800,000,000	1,400,000,000
Eurozone Countries [member] | Cyprus [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	28,000,000
Eurozone Countries [member] | Greece [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 0	£ 0